Accounting policies - Measurement of FA and FL and recognition of FV changes - Unobservable inputs used in measuring FV (Details) $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Financial instruments
Financial assets	$ 1,743,889	$ 1,616,873
Financial liabilities	(1,604,462)	$ (1,477,724)
Cross currency swaps (CCS) | Level 3
Financial instruments
Financial assets	19
Interest rate swaps | Level 3
Financial instruments
Financial liabilities	(4)
Loans and advances - Customers | Level 3
Financial instruments
Financial assets	$ 889
Forward estimation (non-closed formula solution) | Curve, measurement input | Interest rate swaps | IRS 91-day TIIE | Level 3
Financial instruments
Significant unobservable input, liabilities	(0.0005)
Forward estimation (non-closed formula solution) | Curve, measurement input | Interest rate swaps | IRS 28-day TIIES | Level 3
Financial instruments
Significant unobservable input, liabilities	0.0031
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Cross currency swaps (CCS) | IRS, TIIE | Level 3
Financial instruments
Significant unobservable input, assets	0.0006
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Cross currency swaps (CCS) | CCS USD/Peso | Level 3
Financial instruments
Significant unobservable input, assets	0.0004
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Interest rate swaps | IRS, TIIE | Level 3
Financial instruments
Significant unobservable input, liabilities	0.0006
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Interest rate swaps | CCS USD/Peso | Level 3
Financial instruments
Significant unobservable input, liabilities	0.0004
Estimation of credit default probabilities from credit spreads | Credit spread, measurement input | Loans and advances - Customers | Level 3 | Minimum
Financial instruments
Significant unobservable input, assets	2.50
Estimation of credit default probabilities from credit spreads | Credit spread, measurement input | Loans and advances - Customers | Level 3 | Maximum
Financial instruments
Significant unobservable input, assets	10.03